LAND USE RIGHT, NET (Tables)	12 Months Ended
Dec. 31, 2021
LAND USE RIGHT, NET
Schedule of Land Use Right

	December 31
	2020	2021
	RMB’000	RMB’000	US$’000

Land use right	34,057	25,410	3,987
Less: accumulated amortization	(3,296)	(2,722)	(427)
	30,761	22,688	3,560